Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Issued Capital [Member]	Foreign Currency Translation Reserve [Member]	Equity Compensation Reserve [Member]	Accumulated Losses [Member]
Beginning balance at Jun. 30, 2020	$ 98,545	$ 114,927	$ 954	$ 6,255	$ (23,591)
Changes in equity
Loss for the year	(14,042)	0	0	0	(14,042)
Other comprehensive income
Foreign currency translation differences on foreign operations	(1,786)	0	(1,786)	0	0
Other comprehensive income/(loss) (net of tax)	(1,786)	0	(1,786)	0	0
Total comprehensive profit / (loss) for the year	(15,828)	0	(1,786)	0	(14,042)
Issue of share capital
Ordinary shares cash	61,472	61,472	0	0	0
Ordinary shares non-cash	272
Proceeds from unlisted options exercised	272	272	0	0	0
Share-based payments
Share-based payments expensed/capitalised	1,917	0	0	1,917	0
Fair value of performance rights vested	0	419	0	(419)	0
Share issue costs	(2,700)	(2,700)	0	0	0
Ending balance at Jun. 30, 2021	143,678	174,390	(832)	7,753	(37,633)
Changes in equity
Loss for the year	(8,503)	0	0	0	(8,503)
Other comprehensive income
Foreign currency translation differences on foreign operations	(9,361)	0	(9,361)	0	0
Other comprehensive income/(loss) (net of tax)	(9,361)	0	(9,361)	0	0
Total comprehensive profit / (loss) for the year	(17,864)	0	(9,361)	0	(8,503)
Issue of share capital
Ordinary shares cash	71,793	71,793	0	0	0
Ordinary shares non-cash	0	0	0	0	0
Proceeds from unlisted options exercised	5,689	5,689	0	0	0
Share-based payments
Share-based payments expensed/capitalised	2,331	0	0	2,331	0
Fair value of unlisted options exercised	0	3,317	0	(3,317)	0
Fair value of performance rights vested	0	1,012	0	(1,012)	0
Share issue costs	(1,928)	(1,928)	0	0	0
Ending balance at Jun. 30, 2022	203,699	254,273	(10,193)	5,755	(46,136)
Changes in equity
Loss for the year	(6,391)	0	0	0	(6,391)
Other comprehensive income
Foreign currency translation differences on foreign operations	(2,523)	0	(2,523)	0	0
Other comprehensive income/(loss) (net of tax)	(2,523)	0	(2,523)	0	0
Total comprehensive profit / (loss) for the year	(8,914)	0	(2,523)	0	(6,391)
Issue of share capital
Ordinary shares cash	0
Ordinary shares non-cash	0
Share-based payments
Share-based payments expensed/capitalised	2,626	0	0	2,626	0
Fair value of performance rights vested	0	1,103	0	(1,103)	0
Share issue costs	(12)	(12)	0	0	0
Ending balance at Jun. 30, 2023	$ 197,399	$ 255,364	$ (12,716)	$ 7,278	$ (52,527)